Operating Segment Information - Narrative (Details) - Revelyst Business $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) segment	Jun. 25, 2023 USD ($)	Mar. 31, 2024 USD ($) segment	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	3		3
Number of operating segments | segment	3		3
Sales, net | $	$ 274,220	$ 321,443	$ 1,308,859	$ 1,339,378	$ 1,322,497
Sales Revenue, Net | Customer Concentration Risk | Walmart
Segment Reporting Information [Line Items]
Concentration risk (in percent)					10.00%
Foreign | Sales Revenue, Net | Geographic Concentration
Segment Reporting Information [Line Items]
Sales, net | $	$ 72,826	$ 88,012	$ 335,540	$ 391,486	$ 329,791
Foreign | Sales Revenue, Net | Geographic Concentration | Revelyst Outdoor Performance
Segment Reporting Information [Line Items]
Concentration risk (in percent)	14.00%		14.00%
Foreign | Sales Revenue, Net | Geographic Concentration | Revelyst Adventure Sports
Segment Reporting Information [Line Items]
Concentration risk (in percent)	70.00%		71.00%
Foreign | Sales Revenue, Net | Geographic Concentration | Revelyst Precision Sports Technology
Segment Reporting Information [Line Items]
Concentration risk (in percent)	16.00%		15.00%